Related party transactions (Tables)	6 Months Ended
Sep. 30, 2020
Related party transactions
Schedule of transactions with joint arrangements and associates

	Six months ended 30 September
	2020	2019
	€m	€m
Sales of goods and services to associates	7	12
Purchase of goods and services from associates	3	—
Sales of goods and services to joint arrangements	100	99
Purchase of goods and services from joint arrangements	90	88
Interest income receivable from joint arrangements[1]	29	45
Interest expense payable to joint arrangements[2]	29	—

	30 September	31 March
	2020	2020
	€m	€m
Trade balances owed:
by associates	3	4
to associates	3	4
by joint arrangements	94	157
to joint arrangements	23	37
Other balances owed by joint arrangements[1]	894	1,083
Other balances owed to joint arrangements[2]	1,673	2,017

Notes:

1.	Amounts arise primarily through VodafoneZiggo, TPG Telecom Limited and INWIT S.p.A. Interest is charged in line with market rates.
2.	Amounts for the period ended 30 September 2020 and the year ended 31 March 2020 are primarily in relation to leases of tower space from INWIT S.p.A.